Capital Instruments - Schedule of Carrying Value of Capital Instruments (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2018 CAD ($)
Carrying value of capital instruments [line items]
Total	$ 7,120,000,000			$ 8,732,000,000
JHFC subordinated notes [member]
Carrying value of capital instruments [line items]
Issuance date	Dec. 14, 2006
Maturity date	Dec. 15, 2036
Par value	$ 650
Total	$ 647,000,000			647,000,000
4.061% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	4.061%	4.061%	4.061%
Issuance date	Feb. 24, 2017
Earliest par redemption date	Feb. 24, 2027
Maturity date	Feb. 24, 2032
Par value		$ 750
Total	$ 969,000,000			1,017,000,000
7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	7.375%	7.375%	7.375%
Issuance date	Feb. 25, 1994
Maturity date	Feb. 15, 2024
Par value		$ 450
Total	$ 598,000,000			632,000,000
7.535% MFCT II Senior debenture notes [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	7.535%	7.535%	7.535%
Issuance date	Jul. 10, 2009
Earliest par redemption date	Dec. 31, 2019
Maturity date	Dec. 31, 2108
Par value	$ 1,000
Total				1,000,000,000
3.00% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.00%	3.00%	3.00%
Issuance date	Nov. 21, 2017
Earliest par redemption date	Nov. 21, 2024
Maturity date	Nov. 21, 2029
Par value			$ 500
Total	$ 481,000,000			498,000,000
3.049% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.049%	3.049%	3.049%
Issuance date	Aug. 18, 2017
Earliest par redemption date	Aug. 20, 2024
Maturity date	Aug. 20, 2029
Par value	$ 750
Total	$ 747,000,000			747,000,000
3.317% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.317%	3.317%	3.317%
Issuance date	May 09, 2018
Earliest par redemption date	May 09, 2023
Maturity date	May 09, 2028
Par value	$ 600
Total	$ 598,000,000			597,000,000
3.181% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.181%	3.181%	3.181%
Issuance date	Nov. 20, 2015
Earliest par redemption date	Nov. 22, 2022
Maturity date	Nov. 22, 2027
Par value	$ 1,000
Total	$ 998,000,000			997,000,000
3.85% MFC Subordinated notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.85%	3.85%	3.85%
Issuance date	May 25, 2016
Earliest par redemption date	May 25, 2021
Maturity date	May 25, 2026
Par value			$ 500
Total	$ 482,000,000			499,000,000
2.389% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.389%	2.389%	2.389%
Issuance date	Jun. 01, 2015
Earliest par redemption date	Jan. 05, 2021
Maturity date	Jan. 05, 2026
Par value	$ 350
Total	$ 350,000,000			349,000,000
2.10% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.10%	2.10%	2.10%
Issuance date	Mar. 10, 2015
Earliest par redemption date	Jun. 01, 2020
Maturity date	Jun. 01, 2025
Par value	$ 750
Total	$ 750,000,000			749,000,000
2.64% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.64%	2.64%	2.64%
Issuance date	Dec. 01, 2014
Earliest par redemption date	Jan. 15, 2020
Maturity date	Jan. 15, 2025
Par value	$ 500
Total	$ 500,000,000			500,000,000
2.811% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.811%	2.811%	2.811%
Issuance date	Feb. 21, 2014
Earliest par redemption date	Feb. 21, 2019
Maturity date	Feb. 21, 2024
Par value	$ 500
Total				$ 500,000,000